Related Party Transactions (Details) - USD ($)			1 Months Ended			6 Months Ended	9 Months Ended
	Aug. 09, 2021	Jan. 13, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 04, 2020
Related Party Transactions (Details) [Line Items]
Number of founder shares issued and outstanding			4,312,500
Shares subject to forfeiture						675,000
Percentage of common shares issued and outstanding after initial public offering						20.00%	20.00%
Fair value of warrants (in Dollars)							$ 900,000
Sponsor agreed to loan (in Dollars)	$ 500,000
Borrowings (in Dollars)	$ 500,000
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount (in Dollars)								$ 300,000
Outstanding balance (in Dollars)			$ 300,000
Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount (in Dollars)			$ 1,500,000			$ 1,500,000
Conversion price per unit (in Dollars per share)			$ 10.00			$ 10.00	$ 1.00
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock dividend, description		On January 13, 2021, the Company effected a stock dividend of 1.2 shares for each share of common stock outstanding, resulting in the Initial Stockholders holding an aggregate of 5,175,000 Founder Shares.				On January 13, 2021, the Company effected a stock dividend of 1.2 shares for each share of common stock outstanding, resulting in the Initial Stockholders holding an aggregate of 5,175,000 Founder Shares.
Shares subject to forfeiture						675,000	675,000
Founder Shares [Member] | Sponsor and HB Strategies [Member]
Related Party Transactions (Details) [Line Items]
Number of class B common stock issued				7,187,500	7,187,500
Value of class B common stock issued (in Dollars)					$ 25,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares return to the company			862,500
Founder Shares [Member] | HB Strategies [Member]
Related Party Transactions (Details) [Line Items]
Number of shares return to the company			2,443,750
Founder Shares [Member] | Independent Director Nominees [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued			431,250			431,250
Private Placement [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued			600,000			600,000	600,000
Private Placement [Member] | Gov. Patrick, Messrs. Brewster and Seavers [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued			50,000			50,000	50,000
Common Class A [Member]
Related Party Transactions (Details) [Line Items]
Last sale price of common stock (in Dollars per share)			$ 12.00			$ 12.00	$ 12.00